Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes Details LineItems [Line Items]
Federal net operating loss	$ 231.7
State net operating loss	202.7
Federal tax	134.9
State tax	$ 120.0
Deduction percentage	80.00%
U.S. federal [Member]
Income Taxes Details LineItems [Line Items]
Federal net operating loss	$ 96.8
Federal tax	6.7
U.S State [Member]
Income Taxes Details LineItems [Line Items]
State net operating loss	82.7
State tax	$ 0.1